Performance B.7. Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basic and Diluted
Net profit (loss) attributable to equity holders from continuing operations	$ (86)	$ 64	$ 618
Net profit (loss) attributable to equity holders from discontinued operations	4	113	(28)
Net profit (loss) attributable to all equity holders to determine the profit (loss) per share	(82)	177	590
Net profit (loss) attributable to equity holders from continuing operations	(86)	64	618
Net profit (loss) attributable to equity holders from discontinued operations	4	113	(28)
Net profit (loss) attributable to all equity holders to determine the profit (loss) per share	$ (82)	$ 177	$ 590
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted average number of ordinary shares for basic and diluted earnings per share (in shares)	171,397	139,049	128,571
Potential shares as a result of long term incentive plans (in shares)	0	640	549
Weighted average number of ordinary shares (excluding treasury shares) adjusted for the effect of dilution (in shares)	171,397	139,690	129,120
Basic
Earnings (loss) per common share for profit (loss) from continuing operations attributable to owners of the Company (in dollars per share)	$ (0.50)	$ 0.46	$ 4.81
Earnings (loss) per common share for profit (loss) from discontinued operations attributable to owners of the Company (in dollars per share)	0.02	0.81	(0.22)
Earnings (loss) per common share for profit (loss) for the period attributable to owners of the Company (in dollars per share)	(0.48)	1.27	4.59	[1]
Diluted
Earnings (loss) per common share for profit (loss) from continuing operations attributable to owners of the Company (in dollars per share)	(0.50)	0.46	4.79
Earnings (loss) per common share for profit (loss) from discontinued operations attributable to owners of the Company (in dollars per share)	0.02	0.81	(0.22)
Earnings (loss) per common share for profit (loss) for the period attributable to owners of the Company (in dollars per share)	$ (0.48)	$ 1.27	$ 4.57	[1]
Number of instruments that are antidilutive in period presented (in shares)	1,433

[1]	2023 and 2022 yearly figures are not directly comparable with 2021 yearly figures as Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details.